Loans and asset quality - Loan Distribution and Industry Concentrations (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	$ 66,879	$ 66,063
Lease financings	268	225
Commercial
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	2,112	1,732
Commercial real estate
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	6,760	6,226
Financial institutions
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	10,521	9,684
Lease financings
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	599	657
Wealth management loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	9,109	10,302
Wealth management mortgages
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	9,131	8,966
Other residential mortgages
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	1,166	345
Capital call financing
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	3,700	3,438
Other
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	2,717	2,941
Overdrafts
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	3,053	4,839
Margin loans
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans	$ 18,011	$ 16,933